MINING INTEREST, PLANT AND EQUIPMENT (Disclosure of detailed information about mining interest, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 69,762	$ 20,532
Ending balance	80,581	69,762
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	122,278	68,509
Additions	9,367	9,134
Acquisition Goldsource/Moss Mine	6,027	38,057
Sailfish Silver Option	(144)
Asset retirement obligation	1,230	742
Disposals	(36)
Deferred stripping	2,554	5,887
Foreign currency translation	67	(51)
Ending balance	141,343	122,278
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(52,516)	(47,977)
Depreciation	8,271	4,539
Disposals	(25)
Ending balance	(60,762)	(52,516)
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	17,717	5,272
Ending balance	23,096	17,717
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	36,942	24,102
Additions	6,320	6,269
Acquisition Goldsource/Moss Mine	0	0
Sailfish Silver Option	(144)
Asset retirement obligation	646	684
Disposals	0
Deferred stripping	2,554	5,887
Foreign currency translation	0	0
Ending balance	46,318	36,942
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(19,225)	(18,830)
Depreciation	3,997	395
Disposals	0
Ending balance	(23,222)	(19,225)
Building, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,638	14,495
Ending balance	11,574	13,638
Building, Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	46,929	43,642
Additions	1,572	2,845
Acquisition Goldsource/Moss Mine	603	402
Sailfish Silver Option	0
Asset retirement obligation	45	40
Disposals	(36)
Deferred stripping	0	0
Foreign currency translation	1	0
Ending balance	49,114	46,929
Building, Plant and Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(33,291)	(29,147)
Depreciation	4,274	4,144
Disposals	(25)
Ending balance	(37,540)	(33,291)
Exploration and Evaluation Assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	38,407	765
Ending balance	38,448	38,407
Exploration and Evaluation Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	38,407	765
Additions	0	20
Acquisition Goldsource/Moss Mine	0	37,655
Sailfish Silver Option	0
Asset retirement obligation	(25)	18
Disposals	0
Deferred stripping	0	0
Foreign currency translation	66	(51)
Ending balance	38,448	38,407
Exploration and Evaluation Assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0
Ending balance	0	0
Development Asset [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Ending balance	7,463	0
Development Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Additions	1,474	0
Acquisition Goldsource/Moss Mine	5,424	0
Sailfish Silver Option	0
Asset retirement obligation	564	0
Disposals	0
Deferred stripping	0	0
Foreign currency translation	0	0
Ending balance	7,463	0
Development Asset [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0
Ending balance	$ 0	$ 0